ORDINARY SHARES (Details)	12 Months Ended								1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum [Member] USD ($)	Dec. 31, 2014 Maximum [Member] USD ($)	Dec. 31, 2014 Class B Ordinary shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary shares [Member] USD ($)	Nov. 30, 2013 Class B Ordinary shares [Member] Ordinary shares [Member]	Dec. 31, 2014 Class B Ordinary shares [Member] Ordinary shares [Member]	Dec. 31, 2013 Class B Ordinary shares [Member] Ordinary shares [Member] USD ($)	Dec. 31, 2012 Class B Ordinary shares [Member] Ordinary shares [Member]	Dec. 31, 2014 Class A Ordinary shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary shares [Member] USD ($)	Nov. 30, 2013 Class A Ordinary shares [Member] Ordinary shares [Member]	Dec. 31, 2014 Class A Ordinary shares [Member] Ordinary shares [Member]	Dec. 31, 2013 Class A Ordinary shares [Member] Ordinary shares [Member]	Dec. 31, 2012 Class A Ordinary shares [Member] Ordinary shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares from exercise of share options, shares	22,742,660	22,742,660									2,660,000					22,742,660
Options exercise price per share					$ 0.2	$ 0.4
Number of common shares issued during period												17,250,000					66,539,000
Ordinary shares, par value per share	$ 0.00005						$ 0.00005	$ 0.00005					$ 0.00005	$ 0.00005
Aggregate consideration from shares issued from exercise of stock options	$ 7,863,000	48,788,000	3,263,000										$ 8,107,000
Conversion of ordinary shares, shares converted									231,428,220						66,539,000
Authorized share capital, ordinary shares	1,000,000,000	1,000,000,000					300,000,000	300,000,000					700,000,000	700,000,000
Voting rights per share							ten votes per share						one vote per share
Ordinary shares conversion basis							Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.
Conversion of convertible note, ordinary shares issued											19,230,769
Private placement, ordinary shares issued											11,538,462
Ordinary shares issued, aggregate consideration											$ 15,000
Ordinary shares issued							96,634,529	262,197,451					254,844,582	66,539,000
Ordinary shares outstanding							96,634,529	262,197,451					254,844,582	66,539,000